Deferred Tax Assets and Liabilities - Additional Information (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Unrecognized deferred tax on unused tax losses	₺ 1,398,834	₺ 1,714,727
Unused tax losses for which no deferred tax asset recognised	₺ 7,270,241	₺ 9,065,459